Net earnings (loss) per share	12 Months Ended
Dec. 31, 2020
Disclosure Of Earnings Per Share [Abstract]
Net earnings (loss) per share [Text Block]

29. Net earnings (loss) per share

	2020	2019
	$	$

Net earnings (loss) attributable to Osisko Gold Royalties Ltd's shareholders	16,876	(234,195)

Basic weighted average number of common shares outstanding (in thousands)	162,303	151,266
Dilutive effect of share options	125	—
Diluted weighted average number of common shares	162,428	151,266

Net earnings (loss) per share attributable to Osisko Gold Royalties Ltd's shareholders
Basic and diluted	0.10	(1.55)

For the year ended December 31, 2020, 3,031,912 share options, 5,480,000 outstanding warrants and the 15,726,705 common shares underlying the convertible debentures were excluded from the computation of diluted earnings per share as their effect was anti-dilutive.

As a result of the net loss for the year ended December 31, 2019, all potentially dilutive common shares are deemed to be antidilutive and thus diluted net loss per share is equal to the basic net loss per share.